Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals
Schedule of other payables and accruals

	As of December 31,
	2022	2023
Unearned revenue	71,228	66,414
Accrued off-hire	4,490	4,232
Accrued purchases	10,662	7,819
Accrued interest	43,712	35,856
Other accruals	36,840	294,970
Total	166,932	409,291